SONGS NDT (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2008
Facilities Under Joint Ownership (Details) [Abstract]
Asset Retirement Obligation, Nuclear Power Plant	$ 756
Utility Share Of Nuclear Decommissioning Costs		768
Utility Share Of Nuclear Decommissioning Costs, Adjusted For Inflation	$ 912